Employee Benefits - Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Total countries [Domain Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Funded status, end of year	€ (435)		€ (594)
Net asset (liability) recognized	(479)	[1]	(594)	[2]
Total countries [Domain Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	19,113		17,954
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	318		296
Interest cost	397		503
Past service cost and gain or loss arising from settlements	27		(32)	[3]
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	101		2,576
Actuarial gain or loss arising from changes in demographic assumptions	(33)		(5)
Actuarial gain or loss arising from experience	(24)		(67)
Cash flow and other changes [Abstract]
Contributions by plan participants	18		22
Benefits paid	(840)		(734)
Payments in respect to settlements	(26)		(393)	[3]
Acquisitions/Divestitures, Cashflows and other changes	0	[4]	(402)
Exchange rate changes	(403)		(623)
Other, Cash Flow and Other Changes	(2)		18	[5]
Change in the present value of the defined benefit obligation: Balance, end of year	18,646		19,113
thereof, Reconciliation
Unfunded	325		346
Funded	18,321		18,767
Total countries [Domain Member] | Change in fair value of plan assets [Member]
Cash flow and other changes [Abstract]
Contributions by plan participants	18		22
Benefits paid	(806)		(700)	[6]
Payments in respect to settlements	(26)		(393)	[3]
Acquisitions/Divestitures, Cashflows and other changes	0	[4]	(282)
Exchange rate changes	(388)		(787)
Other, Cash Flow and Other Changes	(1)		11	[5]
thereof, Reconciliation
Change in fair value of plan assets: Balance, beginning of year	18,519		18,085
Interest income	388		514
Return from plan assets less interest income	21		1,633
Contributions by the employer	491		422
Plan administration costs	(5)		(6)
Change in fair value of plan assets: Balance, end of year	18,211		18,519
Total countries [Domain Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Cash flow and other changes [Abstract]
Exchange rate changes	2		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0		0
Changes in irrecoverable surplus	(46)		0
Change in irrecoverable surplus (asset ceiling): Balance, end of year	(44)		0
Germany [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Funded status, end of year	(1,087)		(1,003)
Net asset (liability) recognized	(1,087)		(1,003)
Germany [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	11,978		10,783
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	213		190
Interest cost	202		256
Past service cost and gain or loss arising from settlements	34		2	[3]
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	76		1,142
Actuarial gain or loss arising from changes in demographic assumptions	0		0
Actuarial gain or loss arising from experience	(3)		2
Cash flow and other changes [Abstract]
Contributions by plan participants	3		3
Benefits paid	(413)		(403)
Payments in respect to settlements	0		0	[3]
Acquisitions/Divestitures, Cashflows and other changes	0	[4]	0
Exchange rate changes	0		0
Other, Cash Flow and Other Changes	0		3	[5]
Change in the present value of the defined benefit obligation: Balance, end of year	12,090		11,978
thereof, Reconciliation
Unfunded	2		4
Funded	12,088		11,974
Germany [Member] | Change in fair value of plan assets [Member]
Cash flow and other changes [Abstract]
Contributions by plan participants	3		3
Benefits paid	(413)		(402)	[6]
Payments in respect to settlements	0		0	[3]
Acquisitions/Divestitures, Cashflows and other changes	0	[4]	0
Exchange rate changes	0		0
Other, Cash Flow and Other Changes	0		(1)	[5]
thereof, Reconciliation
Change in fair value of plan assets: Balance, beginning of year	10,975		10,371
Interest income	187		249
Return from plan assets less interest income	(187)		484
Contributions by the employer	438		271
Plan administration costs	0		0
Change in fair value of plan assets: Balance, end of year	11,003		10,975
Germany [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Cash flow and other changes [Abstract]
Exchange rate changes	0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0		0
Changes in irrecoverable surplus	0		0
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
UK [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Funded status, end of year	1,026		856
Net asset (liability) recognized	1,026		856
UK [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	4,496		4,323
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	34		23
Interest cost	114		151
Past service cost and gain or loss arising from settlements	4		5	[3]
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	(43)		1,251
Actuarial gain or loss arising from changes in demographic assumptions	(16)		4
Actuarial gain or loss arising from experience	(17)		(66)
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Benefits paid	(245)		(132)
Payments in respect to settlements	0		0	[3]
Acquisitions/Divestitures, Cashflows and other changes	0	[4]	(402)
Exchange rate changes	(151)		(661)
Other, Cash Flow and Other Changes	0		0	[5]
Change in the present value of the defined benefit obligation: Balance, end of year	4,176		4,496
thereof, Reconciliation
Unfunded	12		13
Funded	4,164		4,483
UK [Member] | Change in fair value of plan assets [Member]
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Benefits paid	(244)		(132)	[6]
Payments in respect to settlements	0		0	[3]
Acquisitions/Divestitures, Cashflows and other changes	0	[4]	(282)
Exchange rate changes	(183)		(804)
Other, Cash Flow and Other Changes	0		0	[5]
thereof, Reconciliation
Change in fair value of plan assets: Balance, beginning of year	5,352		5,322
Interest income	135		185
Return from plan assets less interest income	144		1,042
Contributions by the employer	0		22
Plan administration costs	(2)		(1)
Change in fair value of plan assets: Balance, end of year	5,202		5,352
UK [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Cash flow and other changes [Abstract]
Exchange rate changes	0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0		0
Changes in irrecoverable surplus	0		0
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
US [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Funded status, end of year	(310)		(329)
Net asset (liability) recognized	(310)		(329)
US [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	1,548		1,507
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	21		21
Interest cost	56		61
Past service cost and gain or loss arising from settlements	0		0	[3]
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	65		42
Actuarial gain or loss arising from changes in demographic assumptions	(6)		(6)
Actuarial gain or loss arising from experience	5		0
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Benefits paid	(99)		(123)
Payments in respect to settlements	0		0	[3]
Acquisitions/Divestitures, Cashflows and other changes	0	[4]	0
Exchange rate changes	(189)		46
Other, Cash Flow and Other Changes	0		0	[5]
Change in the present value of the defined benefit obligation: Balance, end of year	1,401		1,548
thereof, Reconciliation
Unfunded	195		206
Funded	1,206		1,342
US [Member] | Change in fair value of plan assets [Member]
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Benefits paid	(86)		(110)	[6]
Payments in respect to settlements	0		0	[3]
Acquisitions/Divestitures, Cashflows and other changes	0	[4]	0
Exchange rate changes	(147)		36
Other, Cash Flow and Other Changes	0		0	[5]
thereof, Reconciliation
Change in fair value of plan assets: Balance, beginning of year	1,219		1,182
Interest income	44		48
Return from plan assets less interest income	32		10
Contributions by the employer	31		56
Plan administration costs	(2)		(3)
Change in fair value of plan assets: Balance, end of year	1,091		1,219
US [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Cash flow and other changes [Abstract]
Exchange rate changes	0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0		0
Changes in irrecoverable surplus	0		0
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
Other [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Funded status, end of year	(64)		(118)
Net asset (liability) recognized	(108)		(118)
Other [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	1,091		1,341
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	50		62
Interest cost	25		35
Past service cost and gain or loss arising from settlements	(11)		(39)	[3]
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	3		141
Actuarial gain or loss arising from changes in demographic assumptions	(11)		(3)
Actuarial gain or loss arising from experience	(9)		(3)
Cash flow and other changes [Abstract]
Contributions by plan participants	15		19
Benefits paid	(83)		(76)
Payments in respect to settlements	(26)		(393)	[3]
Acquisitions/Divestitures, Cashflows and other changes	0	[4]	0
Exchange rate changes	(63)		(8)
Other, Cash Flow and Other Changes	(2)		15	[5]
Change in the present value of the defined benefit obligation: Balance, end of year	979		1,091
thereof, Reconciliation
Unfunded	116		123
Funded	863		968
Other [Member] | Change in fair value of plan assets [Member]
Cash flow and other changes [Abstract]
Contributions by plan participants	15		19
Benefits paid	(63)		(56)	[6]
Payments in respect to settlements	(26)		(393)	[3]
Acquisitions/Divestitures, Cashflows and other changes	0	[4]	0
Exchange rate changes	(58)		(19)
Other, Cash Flow and Other Changes	(1)		12	[5]
thereof, Reconciliation
Change in fair value of plan assets: Balance, beginning of year	973		1,210
Interest income	22		32
Return from plan assets less interest income	32		97
Contributions by the employer	22		73
Plan administration costs	(1)		(2)
Change in fair value of plan assets: Balance, end of year	915		973
Other [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Cash flow and other changes [Abstract]
Exchange rate changes	2		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0		0
Changes in irrecoverable surplus	(46)		0
Change in irrecoverable surplus (asset ceiling): Balance, end of year	€ (44)		€ 0

[1]	Thereof 1,113million recognized in Other assets and 1,592million in Other liabilities
[2]	Thereof 934million recognized in Other assets and 1,528million in Other liabilities
[3]	Conversion of defined benefit plan into a collective defined contribution plan in the Netherlands
[4]	Abbey Life
[5]	Includes the opening balance of a plan in Belgium for which defined contribution plan accounting was applied before and other smaller plans
[6]	For funded plans only